Audited Pro Forma Combined Financial Information As Of The Year Ended December 31, 2023 - Schedule of Operations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
HTOO [Member]
Schedule of Operations [Line Items]
Revenue	$ 4,481,822
Cost of revenues	21,727,430
Gross profit	(17,245,608)
Total operating expenses	22,842,112
Income (loss) from operations	(40,087,720)
Other (income) expenses	(6,977,679)
Operating profit before tax	(33,110,041)
QIND [Member]
Schedule of Operations [Line Items]
Revenue
Cost of revenues
Gross profit
Total operating expenses	2,704,320
Income (loss) from operations	(2,704,320)
Other (income) expenses	1,457,477
Operating profit before tax	(4,161,797)
Pro-forma adjustment Transaction costs [Member]
Schedule of Operations [Line Items]
Revenue
Cost of revenues
Gross profit
Total operating expenses	198,688
Income (loss) from operations	(198,688)
Other (income) expenses
Operating profit before tax	(198,688)
Consolidated 31-Dec-23 [Member]
Schedule of Operations [Line Items]
Revenue	4,481,822
Cost of revenues	21,727,430
Gross profit	(17,245,608)
Total operating expenses	25,745,119
Income (loss) from operations	(42,990,727)
Other (income) expenses	(5,520,202)
Operating profit before tax	$ (37,470,526)